COMMITMENTS AND CONTINGENCIES - Purchase Commitments (Details) - Dec. 31, 2020 - Purchase commitment - Schedule of outstanding purchase commitments in relation to bandwidth and cabinet capacity
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long-term Purchase Commitment [Line Items]
2021	¥ 706,715	$ 108,309
2022	149,331	22,886
2023	6,458	990
2024	2,189	335
2025 and thereafter	¥ 6,512	$ 998